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                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                   TO THE PROSPECTUS, DATED JUNE 29, 2009, FOR
                      RIVERSOURCE RETIREMENT PLUS 2010 FUND
                      RIVERSOURCE RETIREMENT PLUS 2015 FUND
                      RIVERSOURCE RETIREMENT PLUS 2020 FUND
                      RIVERSOURCE RETIREMENT PLUS 2025 FUND
                      RIVERSOURCE RETIREMENT PLUS 2030 FUND
                      RIVERSOURCE RETIREMENT PLUS 2035 FUND
                      RIVERSOURCE RETIREMENT PLUS 2040 FUND
                      RIVERSOURCE RETIREMENT PLUS 2045 FUND
                                   (THE FUNDS)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Funds' investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Funds' portfolio managers primarily responsible for overseeing the Funds' investments, effective upon and subject to the Closing, will be as follows:

ANWITI BAHUGUNA, PH.D.

     -    Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 2002.

DAVID JOY

     -    Joined RiverSource Investments in 2003.

     - Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003;

     - Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

     - AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

COLIN J. LUNDGREN, CFA

     -    Managed the Fund since 2006.

     -    Vice President, Institutional Fixed Income.

     -    Joined RiverSource Investments in 1986.

     -    Began investment career in 1989.

     -    BA, Lake Forest College.

COLIN MOORE

     -    Chief Investment Officer of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 2002.
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KENT M. PETERSON, PH.D.

     -    Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since January 2006.

     - Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

MARIE M. SCHOFIELD

     -    Managing Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 1990.

Pending the Closing, each of the portfolio manager(s) set forth in the Funds' prospectus is expected to continue in his or her current role.